JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

March 7, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust I (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for all the Funds listed in Appendix A and the Statements of Additional Information for the Funds identified as J.P. Morgan Tax Aware Funds, J.P. Morgan Specialty Funds, J.P. Morgan Funds and Highbridge Funds in Appendix A do not materially differ from those contained in Post-Effective Amendment No. 141 (Amendment No. 142 under the Investment Company Act of 1940) filed electronically on February 25, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels Assistant Secretary

APPENDIX A

J.P. Morgan International Funds

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Focus Fund

JPMorgan India Fund

JPMorgan International Currency Income Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan International Value SMA Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Tax Aware U.S. Equity Fund

J.P. Morgan Specialty Funds

JPMorgan International Realty Fund

JPMorganResearch Market Neutral Fund

J.P. Morgan Funds

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Research Equity Long/Short Fund

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund